Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Preferred Stock [Member]	Common Stock Warrants [Member]	Additional Paid In Capital [Member]	Retained Earnings [Member]	Treasury Stock Preferred [Member]	Treasury Stock Common [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning balance at Dec. 31, 2011	$ 118,483	$ 79		$ 556	$ 75,967	$ 39,591		$ (5,076)	$ 7,366
Beginning balance, Shares at Dec. 31, 2011		7,492,420	18,400
Net income	4,069					4,069
Restricted stock awards	0	0	0	0	0	0	0	0	0
Restricted stock awards, shares		10,392
Net change in unrealized gain (losses) on securities available for sale, net of taxes	2,244								2,244
Net change in unrealized gain (losses) on derivatives, net of taxes	113								113
Preferred stock dividend of 5%	(1,007)					(1,007)
Cash dividend to common stockholders'	(602)					(602)
Common stock repurchase	(18,400)						(18,400)
Compensation expense, restricted stock awards	99				99
Accretion of preferred stock discount					222	(222)
Ending balance at Dec. 31, 2012	104,999	79		556	76,288	41,829	(18,400)	(5,076)	9,723
Ending balance, Shares at Dec. 31, 2012		7,502,812	18,400
Net income	3,762					3,762
Restricted stock awards	0	0	0	0	0	0	0	0	0
Restricted stock awards, shares		21,559
Net change in unrealized gain (losses) on securities available for sale, net of taxes	(11,400)								(11,400)
Net change in unrealized gain (losses) on derivatives, net of taxes	248								248
Preferred stock retired					(18,400)		18,400
Preferred stock retired, shares			(18,400)
Cash dividend to common stockholders'	(897)					(897)
Common stock repurchase	(853)							(853)
Common stock repurchase, shares		(76,468)
Cash repurchase of warrant	(257)			(556)	299
Compensation expense, restricted stock awards	115				115
Ending balance at Dec. 31, 2013	95,717	79			58,302	44,694		(5,929)	(1,429)
Ending balance, Shares at Dec. 31, 2013		7,447,903
Net income	2,199					2,199
Restricted stock awards	0	0	0	0	0	0	0	0	0
Restricted stock awards, shares		22,378
Net change in unrealized gain (losses) on securities available for sale, net of taxes	4,749								4,749
Net change in unrealized gain (losses) on derivatives, net of taxes	237								237
Cash dividend to common stockholders'	(1,164)					(1,164)
Common stock repurchase	(3,500)							(3,500)
Common stock repurchase, shares		(298,999)
Compensation expense, restricted stock awards	164				164
Ending balance at Dec. 31, 2014	$ 98,402	$ 79			$ 58,466	$ 45,729		$ (9,429)	$ 3,557
Ending balance, Shares at Dec. 31, 2014		7,171,282